Capital resources	12 Months Ended
Dec. 31, 2018
Capital resources
Capital resources

26 Capital resources

Under Capital Requirements Regulation (CRR), regulators within the European Union monitor capital on a legal entity basis, with local transitional arrangements on the phasing in of end-point CRR.

The capital resources based on the PRA transitional basis for Bank are set out below.

	PRA transitional basis
	2018	2017
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	45,736	48,330
Preference shares - equity	(496)	(2,565)
Other equity instruments	(4,058)	(4,058)
	41,182	41,707

Regulatory adjustments and deductions
Own credit	(405)	(90)
Defined benefit pension fund adjustment	(394)	(287)
Cash flow hedging reserve	191	(227)
Deferred tax assets	(740)	(849)
Prudential valuation adjustments	(494)	(496)
Goodwill and other intangible assets	(6,616)	(6,543)
Expected losses less impairments	(654)	(1,286)
Foreseeable ordinary and special dividends	(1,326)	—
Other regulatory adjustments	(105)	28
	(10,543)	(9,750)

CET1 capital	30,639	31,957

Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,051	4,041
Qualifying instruments and related share premium subject to phase out	1,393	3,416
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,584	7,597

Tier 1 capital	36,223	39,554

Qualifying Tier 2 capital
Qualifying instruments and related share premium	6,386	6,501
Qualifying instruments issued by subsidiaries and held by third parties	1,565	1,876
Tier 2 capital	7,951	8,377

Total regulatory capital	44,174	47,931

It is RBS policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, RBS has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are ‘weighted’ to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. RBS has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within RBS, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of RBS to lend money to other members of RBS may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.